Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and contingencies
Commitments and contingencies

Note 21 - Commitments and contingencies

The management is not currently aware of any threatened or pending litigation or legal matters, which would have a significant effect on the Company’s consolidated financial statements as of December 31, 2022 and 2021.